Fair Value Measurement - Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Put option
Balance at beginning of year		¥ 7,898
Total gains/(losses) for the period included in earnings		633
Exercised during the year		(8,531)
Contingent consideration
Balance at beginning of year	¥ (17,704)	(15,869)	¥ (17,704)
Initial recognition		(697)
Payment during the year	4,043	1,344
Total gains/(losses) for the period included in earnings	¥ 938	(2,510)
Waived on disposal of subsidiaries (Note 17)			12,445
Foreign currency translation		28	278
Balance at end of Year		¥ (17,704)	¥ 0